UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21875
Investment Company Act File Number

Dividend Income Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Dividend Income Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.2%

Security	Shares	Value
Aerospace & Defense — 2.8%
General Dynamics Corp.	140,000	$7,754,600
Raytheon Co.	62,170	2,918,881

		$10,673,481

Capital Markets — 4.8%
Bank of New York Mellon Corp. (The)	135,000	$3,690,900
Goldman Sachs Group, Inc.	50,000	8,165,000
Northern Trust Corp.	110,000	6,579,100

		$18,435,000

Chemicals — 0.7%
Potash Corp. of Saskatchewan, Inc.	28,000	$2,604,280

		$2,604,280

Commercial Banks — 2.5%
PNC Financial Services Group, Inc.	91,000	$3,336,060
U.S. Bancorp	312,907	6,386,432

		$9,722,492

Commercial Services & Supplies — 1.9%
Waste Management, Inc.	255,000	$7,168,050

		$7,168,050

Computers & Peripherals — 3.5%
Hewlett-Packard Co.	95,000	$4,113,500
International Business Machines Corp.	79,781	9,408,573

		$13,522,073

Construction & Engineering — 3.1%
Bouygues SA	75,000	$3,186,347
Fluor Corp.	32,000	1,689,600
Vinci SA	140,000	7,125,634

		$12,001,581

Diversified Telecommunication Services — 4.3%
AT&T, Inc.	37,530	$984,412
Koninklijke KPN NV	525,000	7,896,521
Telefonos de Mexico SA de CV ADR	62,130	982,275
Verizon Communications, Inc.	201,109	6,449,566

		$16,312,774

Electric Utilities — 4.5%
Enel SpA	700,000	$3,804,022
FPL Group, Inc.	120,000	6,800,400
Iberdrola SA	750,000	6,430,329

		$17,034,751

Energy Equipment & Services — 5.2%
Diamond Offshore Drilling, Inc.	138,388	$12,436,930
Schlumberger, Ltd.	140,559	7,519,906

		$19,956,836

Food & Staples Retailing — 3.8%
CVS Caremark Corp.	210,000	$7,030,800
Wal-Mart Stores, Inc.	152,800	7,621,664

		$14,652,464

Security	Shares	Value
Food Products — 2.3%
Nestle SA	214,587	$8,818,332

		$8,818,332

Health Care Equipment & Supplies — 1.5%
Covidien, Ltd.	152,400	$5,762,244

		$5,762,244

Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc.	200,000	$5,612,000

		$5,612,000

Hotels, Restaurants & Leisure — 2.0%
McDonald’s Corp.	136,400	$7,510,184

		$7,510,184

Household Products — 1.3%
Kimberly-Clark de Mexico SA de CV	362,500	$1,509,388
Procter & Gamble Co.	65,000	3,608,150

		$5,117,538

Industrial Conglomerates — 1.6%
Siemens AG	75,000	$5,976,913

		$5,976,913

Insurance — 7.2%
MetLife, Inc.	180,000	$6,111,000
Prudential Financial, Inc.	185,000	8,189,950
Travelers Companies, Inc. (The)	166,692	7,179,424
Zurich Financial Services AG	30,000	5,891,339

		$27,371,713

Media — 0.8%
Vivendi SA	111,855	$2,867,246

		$2,867,246

Metals & Mining — 3.1%
BHP Billiton, Ltd. ADR	135,000	$8,499,600
Compass Minerals International, Inc.	63,900	3,398,841

		$11,898,441

Multi-Utilities — 3.0%
CMS Energy Corp.	275,000	$3,558,500
GDF Suez	206,000	7,870,520

		$11,429,020

Multiline Retail — 2.7%
JC Penney Co., Inc.	115,000	$3,467,250
Target Corp.	158,817	6,927,598

		$10,394,848

Oil, Gas & Consumable Fuels — 13.4%
BP PLC ADR	165,000	$8,256,600
Chevron Corp.	108,400	7,530,548
ENI SpA	335,000	7,827,861
Exxon Mobil Corp.	103,529	7,287,406
Hess Corp.	65,000	3,588,000
Occidental Petroleum Corp.	131,160	9,356,954
Total SA	130,000	7,209,887

		$51,057,256

Personal Products — 0.6%
Avon Products, Inc.	65,000	$2,104,700

		$2,104,700

Security	Shares	Value
Pharmaceuticals — 8.8%
Abbott Laboratories	158,000	$7,108,420
Johnson & Johnson	116,785	7,111,038
Merck & Co., Inc.	126,967	3,810,280
Novartis AG ADR	84,000	3,832,080
Pfizer, Inc.	400,000	6,372,000
Schering-Plough Corp.	200,000	5,302,000

		$33,535,818

Road & Rail — 1.8%
Canadian Pacific Railway, Ltd.	150,000	$6,673,500

		$6,673,500

Semiconductors & Semiconductor Equipment — 1.1%
Analog Devices, Inc.	156,348	$4,279,245

		$4,279,245

Tobacco — 1.9%
Philip Morris International, Inc.	152,845	$7,122,577

		$7,122,577

Wireless Telecommunication Services — 2.5%
Vodafone Group PLC	4,600,000	$9,457,578

		$9,457,578

Total Common Stocks (identified cost $344,236,519)		$359,072,935

Short-Term Investments — 3.6%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(1)	$13,929	$13,928,848

Total Short-Term Investments (identified cost $13,928,848)		$13,928,848

Total Investments — 97.8% (identified cost $358,165,367)		$373,001,783

Other Assets, Less Liabilities — 2.2%		$8,294,390

Net Assets — 100.0%		$381,296,173

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depository Receipt

(1)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2009 was $56,022.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value

United States	75.3%	$287,129,866
France	7.4	28,259,634
Switzerland	3.8	14,709,671
Italy	3.0	11,631,883
United Kingdom	2.5	9,457,578
Netherlands	2.1	7,896,521
Spain	1.7	6,430,329
Germany	1.6	5,976,913
Mexico	0.4	1,509,388

Total Investments	97.8%	$373,001,783

The Portfolio did not have any open financial instruments at July 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$361,573,801

Gross unrealized appreciation	$21,570,833
Gross unrealized depreciation	(10,142,851)

Net unrealized appreciation	$11,427,982

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total
Common Stocks
Consumer Discretionary	$17,905,032	$2,867,246		$—	$20,772,278
Consumer Staples	28,997,279	8,818,332		—	37,815,611
Energy	55,976,344	15,037,748		—	71,014,092
Financials	49,637,866	5,891,339		—	55,529,205
Health Care	44,910,062	—		—	44,910,062
Industrials	26,204,631	16,288,894		—	42,493,525
Information Technology	17,801,318	—		—	17,801,318
Materials	14,502,721	—		—	14,502,721
Telecommunication Services	8,416,253	17,354,099		—	25,770,352
Utilities	10,358,900	18,104,871		—	28,463,771

Total Common Stocks	$274,710,406	$84,362,529	*	$—	$359,072,935
Short-Term Investments	13,928,848	—		—	13,928,848

Total Investments	$288,639,254	$84,362,529		$—	$373,001,783

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Income Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009